Segment Information Segment Information - MEC (Details) - MidAmerican Energy Company [Member] $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) TheNumberOfReportableSegments	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments | TheNumberOfReportableSegments									2
Electric Domestic Regulated Revenue									$ 1,837	$ 1,817	$ 1,762
Revenues	$ 528	$ 680	$ 572	$ 722	$ 654	$ 638	$ 564	$ 966	2,502	2,822	2,588
Utilities Operating Expense, Depreciation and Amortization									407	351	403
Operating Income (Loss)	29	208	112	100	52	156	46	140	449	394	329
Interest Expense									183	174	151
Income Tax Expense (Benefit)									(147)	(116)	(116)
Net Income (Loss) Available to Common Stockholders, Basic									462	417	349
Income (Loss) from Continuing Operations Attributable to Parent									446	401	335
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	6	$ 1	$ 5	$ 4	4	$ 2	$ 2	$ 8	16	16	14
Payments to Acquire Property, Plant, and Equipment									1,446	1,526	1,026
Assets	14,385				13,234				14,385	13,234	11,848
Regulated Electric [Member]
Segment Reporting Information [Line Items]
Electric Domestic Regulated Revenue									1,837	1,817	1,762
Utilities Operating Expense, Depreciation and Amortization									366	312	366
Operating Income (Loss)									385	319	255
Interest Expense									166	157	136
Income Tax Expense (Benefit)									(163)	(138)	(136)
Net Income (Loss) Available to Common Stockholders, Basic									413	361	292
Payments to Acquire Property, Plant, and Equipment									1,365	1,429	945
Assets	12,970				11,850				12,970	11,850	10,521
Regulated Gas [Member]
Segment Reporting Information [Line Items]
Gas Domestic Regulated Revenue									661	996	824
Utilities Operating Expense, Depreciation and Amortization									41	39	37
Operating Income (Loss)									64	75	74
Interest Expense									17	17	15
Income Tax Expense (Benefit)									16	22	23
Net Income (Loss) Available to Common Stockholders, Basic									33	40	41
Payments to Acquire Property, Plant, and Equipment									81	97	81
Assets	1,251				1,217				1,251	1,217	1,196
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Other Revenue, Net									4	9	2
Income Tax Expense (Benefit)									0	0	(3)
Net Income (Loss) Available to Common Stockholders, Basic									0	0	2
Assets	$ 164				$ 167				$ 164	$ 167	$ 131